Average Annual Total Returns		12 Months Ended	32 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	22.01%
Tactical Advantage ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.45%	8.58%
Performance Inception Date			Apr. 19, 2023
Tactical Advantage ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.52%	6.32%
Tactical Advantage ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.48%	5.70%

[1]	The S&P 500® Index is a widely recognized unmanaged index of 500 leading U.S. common stocks that is generally representative of the performance of the U.S. large-cap equity market.